Income / (loss) per share - Summary of income (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income (Loss) Per Share [Abstract]
Net income (loss)	€ (19,623)	€ (21,344)
Weighted average number of ordinary shares in circulation (in shares)	93,826,793	86,936,945
Basic income (loss) per share (in EUR per share)	€ (0.21)	€ (0.25)
Adjustment for share instruments (in shares)
Diluted income/(loss) per share (in EUR per share)	€ (0.21)	€ (0.25)